Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Deferred
Federal			$ (254,140)
Valuation allowance			$ 254,140
Income tax provision	$ 394,167	$ 457,045